Annual Total Returns- JPMorgan Investor Balanced Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Investor Balanced Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.05%	11.31%	14.98%	6.50%	(0.83%)	6.78%	13.36%	(4.66%)	17.52%	14.40%